Document and Entity Information	May 05, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001599617
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	NOW INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36325
Entity Tax Identification Number	46-4191184
Entity Address, Address Line One	7402 North Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	281
Local Phone Number	823-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	DNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false